Segment Information (Details) - Schedule of consolidated operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Underwriting revenues
Gross written premiums	$ 581,847	$ 545,582	$ 467,273
Reinsurer’s share of insurance premiums	(186,483)	(162,973)	(128,863)
Net written premiums	395,364	382,609	338,410
Net change in unearned premiums	(18,911)	(37,411)	(54,894)
Net premiums earned	376,453	345,198	283,516
Underwriting deductions
Net policy acquisition expenses	(70,245)	(63,166)	(54,490)
Net claims and claim adjustment expenses	(157,700)	(176,192)	(151,672)
Net underwriting results	148,508	105,840	77,354
General and administrative expenses	(67,453)	(58,946)	(46,923)
Net investment income	16,364	16,034	9,967
Share of profit (loss) from associates	209	(7,248)	(1,479)
Impairment loss on insurance receivables	(3,154)	(5,181)	(2,861)
Other revenues	2,286	1,844	372
Other expenses	(2,828)	(2,693)	(1,892)
Listing related expenses			(3,366)
Change in fair value of derivative financial liability	2,933	690	(4,418)
Gain (loss) on foreign exchange	(9,138)	(4,897)	2,572
Profit (loss) before tax	87,727	45,443	29,326
Income tax	(2,262)	(1,747)	(2,075)
Profit for the year	85,465	43,696	27,251
Specialty Long Tail [Member]
Underwriting revenues
Gross written premiums	232,209	239,531	210,477
Reinsurer’s share of insurance premiums	(64,115)	(61,808)	(37,182)
Net written premiums	168,094	177,723	173,295
Net change in unearned premiums	(685)	(10,209)	(31,880)
Net premiums earned	167,409	167,514	141,415
Underwriting deductions
Net policy acquisition expenses	(33,103)	(30,498)	(27,079)
Net claims and claim adjustment expenses	(50,599)	(86,196)	(88,776)
Net underwriting results	83,707	50,820	25,560
General and administrative expenses
Net investment income
Share of profit (loss) from associates
Impairment loss on insurance receivables
Other revenues
Other expenses
Listing related expenses
Change in fair value of derivative financial liability
Gain (loss) on foreign exchange
Profit (loss) before tax	83,707	50,820	25,560
Income tax
Profit for the year	83,707	50,820	25,560
Specialty Short tail [Member]
Underwriting revenues
Gross written premiums	318,658	282,037	237,478
Reinsurer’s share of insurance premiums	(122,368)	(101,165)	(91,681)
Net written premiums	196,290	180,872	145,797
Net change in unearned premiums	(17,503)	(26,865)	(22,588)
Net premiums earned	178,787	154,007	123,209
Underwriting deductions
Net policy acquisition expenses	(31,555)	(28,766)	(24,316)
Net claims and claim adjustment expenses	(89,994)	(72,599)	(56,614)
Net underwriting results	57,238	52,642	42,279
General and administrative expenses
Net investment income
Share of profit (loss) from associates
Impairment loss on insurance receivables
Other revenues
Other expenses
Listing related expenses
Change in fair value of derivative financial liability
Gain (loss) on foreign exchange
Profit (loss) before tax	57,238	52,642	42,279
Income tax
Profit for the year	57,238	52,642	42,279
Reinsurance [Member]
Underwriting revenues
Gross written premiums	30,980	24,014	19,318
Reinsurer’s share of insurance premiums
Net written premiums	30,980	24,014	19,318
Net change in unearned premiums	(723)	(337)	(426)
Net premiums earned	30,257	23,677	18,892
Underwriting deductions
Net policy acquisition expenses	(5,587)	(3,902)	(3,095)
Net claims and claim adjustment expenses	(17,107)	(17,397)	(6,282)
Net underwriting results	7,563	2,378	9,515
General and administrative expenses
Net investment income
Share of profit (loss) from associates
Impairment loss on insurance receivables
Other revenues
Other expenses
Listing related expenses
Change in fair value of derivative financial liability
Gain (loss) on foreign exchange
Profit (loss) before tax	7,563	2,378	9,515
Income tax
Profit for the year	7,563	2,378	9,515
Sub Total [Member]
Underwriting revenues
Gross written premiums	581,847	545,582	467,273
Reinsurer’s share of insurance premiums	(186,483)	(162,973)	(128,863)
Net written premiums	395,364	382,609	338,410
Net change in unearned premiums	(18,911)	(37,411)	(54,894)
Net premiums earned	376,453	345,198	283,516
Underwriting deductions
Net policy acquisition expenses	(70,245)	(63,166)	(54,490)
Net claims and claim adjustment expenses	(157,700)	(176,192)	(151,672)
Net underwriting results	148,508	105,840	77,354
General and administrative expenses
Net investment income
Share of profit (loss) from associates
Impairment loss on insurance receivables
Other revenues
Other expenses
Listing related expenses
Change in fair value of derivative financial liability
Gain (loss) on foreign exchange
Profit (loss) before tax	148,508	105,840	77,354
Income tax
Profit for the year	148,508	105,840	77,354
Corporate and Other [Member]
Underwriting revenues
Gross written premiums
Reinsurer’s share of insurance premiums
Net written premiums
Net change in unearned premiums
Net premiums earned
Underwriting deductions
Net policy acquisition expenses
Net claims and claim adjustment expenses
Net underwriting results
General and administrative expenses	(67,453)	(58,946)	(46,923)
Net investment income	16,364	16,034	9,967
Share of profit (loss) from associates	209	(7,248)	(1,479)
Impairment loss on insurance receivables	(3,154)	(5,181)	(2,861)
Other revenues	2,286	1,844	372
Other expenses	(2,828)	(2,693)	(1,892)
Listing related expenses			(3,366)
Change in fair value of derivative financial liability	2,933	690	(4,418)
Gain (loss) on foreign exchange	(9,138)	(4,897)	2,572
Profit (loss) before tax	(60,781)	(60,397)	(48,028)
Income tax	(2,262)	(1,747)	(2,075)
Profit for the year	$ (63,043)	$ (62,144)	$ (50,103)